Taxation - Summary of prima facie tax reconciliation (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Profit before taxation			$ 14,568	$ 15,615	$ 13,785
Prima facie tax payable at UK rate			3,642	3,904	3,239
Higher rate of taxation of 30% on Australian earnings			566	613	835
Other tax rates applicable outside the UK and Australia			(164)	(303)	(2)
Tax effect of profit from equity accounted units, related impairments and expenses			(370)	(210)	(159)
Impact of changes in tax rates			21	(15)	(173)
Resource depletion allowances			(10)	(10)	(11)
Recognition of previously unrecognised deferred tax assets			(284)	(640)	(157)
Write-down of previously recognised deferred tax assets			175	203	0
Utilisation of previously unrecognised deferred tax assets			(91)	(42)	(10)
Current year unrecognised deferred tax assets			346	185	567
Uncertain tax provision			0	295	0
Deferred tax arising on internal sale of assets in Canadian operations			0	0	(364)
Adjustments in respect of prior periods			93	(13)	31
Other items			395	74	36
Total taxation charge			$ 4,319	$ 4,041	$ 3,832
Weighted average statutory corporation tax rate			30.00%	29.00%	31.00%
Current tax expense related to Pillar Two income taxes			$ 1	$ 1
Energy Resources of Australia Ltd
Income Taxes [Line Items]
Economic interest (%)	98.43%	86.30%		98.43%	86.30%
Australia
Income Taxes [Line Items]
Recognition of previously unrecognised deferred tax assets				$ 443